ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
ACCOUNTS RECEIVABLE	As at December 31, 2018 and 2017, the Company had the following amounts due from arm’s length parties:
	2018	2017
	$	$

Due from Trading Platform, ANX (Note 8)	-	297,309